EQUITY (Details 1) - Company Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants, Number of Shares begnning	5,284,068	3,059,068
Issued	3,740,000	2,225,000
Exercised	0	0
Warrants, Number of Shares ending	9,024,068	5,284,068
Warrants, Weighted Average Exercise Price begnning	$ 0.80	$ 0.52
Issued in Period, Weighted Average Exercise Price	0.87	1.20
Exercise in Period, Weighted Average Exercise Price	0
Weighted Average Exercise Price, ending	$ 0.83	$ 0.80
Options, Weighted Average Remaining Life beginning	4 years 2 months 1 day	5 years 29 days
Issued, Weighted average remaining life	5 years
Options, Weighted Average Remaining Life ending	3 years 9 months 7 days